Defined Contribution Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Defined Contribution Plan

9. DEFINED CONTRIBUTION PLAN

Effective January 1, 2016, the Company established a 401(k) plan for qualifying employees. Employee contributions are voluntary. Company contributions to the plan for the three months ended March 31, 2021 and 2020 were $26,400 and $0, respectively.

9. DEFINED CONTRIBUTION PLAN

Effective January 1, 2016, the Company established a 401(k) plan for qualifying employees; employee contributions are voluntarily. Company contributions to the plan for the years ended December 31, 2020 and 2019 were $70,900 and $29,800, respectively.